Loans, borrowings, leases, cash and cash equivalents and short-term investments - Lease liabilities (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		$ 1,531
Payment	[1]	(92)
Interest		30
Translation adjustment		32
Lease liabilities, ending		1,520
Additions and contact modifications		19
Non-current liabilities		37,670	$ 35,645
Lease liabilities		1,520	1,531
Measurement Lease liabilities		74		$ 143
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Current liabilities		199	182
Non-current liabilities		1,321	1,349
Ports [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		690
Payment	[1]	(34)
Interest		12
Translation adjustment		6
Lease liabilities, ending		674
Lease liabilities		674	690
Ships [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		441
Payment	[1]	(32)
Interest		8
Translation adjustment		(2)
Lease liabilities, ending		420
Additions and contact modifications		5
Lease liabilities		420	441
Pellets Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		222
Payment	[1]	(2)
Interest		5
Translation adjustment		18
Lease liabilities, ending		255
Additions and contact modifications		12
Lease liabilities		255	222
Properties [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		105
Payment	[1]	(19)
Interest		2
Translation adjustment		8
Lease liabilities, ending		96
Lease liabilities		96	105
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		52
Payment	[1]	(2)
Interest		2
Lease liabilities, ending		52
Lease liabilities		52	52
Mning Equipment And Locomotives [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning		21
Payment	[1]	(3)
Interest		1
Translation adjustment		2
Lease liabilities, ending		23
Additions and contact modifications		2
Lease liabilities		$ 23	$ 21

[1]	The total amount of the variable lease payments not included in the measurement of lease liabilities for the six-month period ended June 30, 2023 was US$74 (2022: US$143).